INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic (Israel)	$ 27,506	$ 20,640	$ 46,924
Foreign	10,834	9,529	7,582
Total	$ 38,340	$ 30,169	$ 54,506